SEC Filing Number: 333-260977

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ / Pre-Effective Amendment No.         / X / Post-Effective Amendment No. 1

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest, with no par value, of Scharf Multi-Asset Opportunity Fund.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C
Other Information
Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

Exhibit No.	Exhibit
(1)
Amended and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated September 24, 2020, were previously filed with Post-Effective Amendment No. 1000 to the Trust’s Registration Statement on Form N-1A on January 25 2021, and are incorporated herein by reference.

(3)	Voting Agreements - Not Applicable.
(4)	Form of Agreement and Plan of Reorganization - filed as Appendix A to this Combined Proxy Statement and Prospectus
(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws.
(6)
Investment Advisory Agreement dated July 1, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(6)(a)
Amendment to the Investment Advisory Agreement dated April 1, 2020 was previously filed with Post-Effective Amendment No. 1003 to the Trust's Registration Statement on Form N-1A on January 28, 2021 and is incorporated herein by reference. Note: The Scharf Multi-Asset Opportunity Fund was formerly known as the Scharf Balanced Opportunity Fund.

(7)
Distribution Agreement (Scharf Fund) dated December 8, 2011, was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(7)(a)
First Amendment to the Distribution Agreement (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(7)(b)
Second Amendment to the Distribution Agreement (Scharf Global Opportunity Fund) dated June 20, 2014, was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(7)(c)
Third Amendment to the Distribution Agreement (Scharf Alpha Opportunity Fund) dated December 3, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(7)(d)
Novation Agreement dated March 3, 2020 was previously filed with Post-Effective Amendment No. 1003 to the Trust’s Registration Statement on Form N-1A on January 28, 2021, and is incorporated herein by reference.

(7)(e)	Novation Agreement dated October 1, 2021 was previously filed with the Registration Statement on Form N-14 on November 10, 2021 and is incorporated herein by reference.
(8)	Bonus or Profit Sharing Contracts - Not Applicable.
(9)
Amended and Restated Custody Agreement (Scharf Fund and Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(9)(a)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(9)(b)
Amendment dated December 1, 2017, to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(9)(c)
Amendment dated February 5, 2018 to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(10)
Rule 12b-1 Plan (Scharf Global Opportunity Fund), was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(10)(a)
Amended Schedule B (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Distribution and Service (Rule 12b-1) Plan, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(10)(b)
Amended Schedule B (Scharf Multi-Asset Opportunity Fund) dated January 21, 2016 to the Distribution and Service (Rule 12b-1) Plan, was previously filed with Post-Effective Amendment No. 687 to the Registration Statement on Form N-1A on January 21, 2016, and is incorporated herein by reference.

(10)(c)
Amended and Restated Rule 18f-3 Plan dated January 28, 2018, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(11)
Form of Opinion and Consent of Sullivan and Worcester LLP regarding the validity of shares to be issued was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on December 9, 2021 and is incorporated herein by reference.

(12)	Opinion and Consent of Sullivan and Worcester LLP regarding certain tax matters for the Scharf Alpha Opportunity Fund and Scharf Multi-Asset Opportunity Fund is – filed herewith
(13)(a)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(13)(a)(i)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(13)(a)(ii)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(13)(a)(iii)
Amendment dated December 1, 2017 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(13)(a)(iv)
Amendment dated February 5, 2018 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(13)(b)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(13)(b)(i)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(13)(b)(ii)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(13)(b)(iii)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(13)(c)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(13)(c)(i)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(13)(c)(ii)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(13)(c)(iii)
Amendment dated December 1, 2017, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(13)(c)(iv)
Amendment dated February 5, 2018 to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(13)(d)
Form of Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 1003 to the Registration Statement on Form N-1A on January 28, 2021, and is incorporated herein by reference.

(13)(e)
Shareholder Servicing Plan (Scharf Global Opportunity Fund) dated June 20, 2014, was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(13)(e)(i)
Amended Schedule A (Scharf Alpha Opportunity Fund) to the Shareholder Servicing Plan dated December 3, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(13)(e)(ii)
Amended Schedule A (Scharf Multi-Asset Opportunity Fund) to the Shareholder Servicing Plan dated January 21, 2016, was previously filed with Post-Effective Amendment No. 687 to the Registration Statement on Form N-1A on January 21, 2016, and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – Not Applicable.
(15)	Financial statements omitted - Not Applicable.
(16)	Power of Attorney for the Trustees of the Registrant was previously filed with the Registration Statement on Form N-14 on November 10, 2021, and is incorporated herein by reference.
(17)(a)
Prospectus and Statement of Additional Information of the Scharf Funds dated January 28, 2021 was previously filed with the Trust’s Post-Effective Amendment No. 1003 to its Registration Statement on Form N‑1A with the SEC on January 28, 2021 and is incorporated by reference.

(17)(b)	Supplement dated February 11, 2021 to the Scharf Funds January 28, 2021 Prospectus was previously filed with the SEC on February 11, 2021, and is incorporated by reference.
(17)(c)	Supplement dated May 19, 2021 to the Scharf Funds January 28, 2021 Statement of Additional Information was previously filed with the SEC on May 19, 2021, and is incorporated by reference.

(17)(d)
The Semi-Annual Report to Shareholders of the Scharf Funds for the Period Ended March 31, 2021 was previously filed on the Trust’s Form N-CSR with the SEC on June 8, 2021, and is incorporated by reference.

(17)(e)
Supplement dated October 20, 2021 to the Scharf Multi-Asset Opportunity Fund and Scharf Alpha Opportunity Fund January 28, 2021 Prospectus and Statement of Additional Information was previously filed with the SEC on October 20, 2021, and is incorporated by reference.

Item 17. Undertakings
(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

EXHIBIT INDEX

Exhibit No.	Exhibit
(12)	Opinion and Consent regarding certain tax matters

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of January, 2022.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on January 25, 2022 by the following persons in the capacities indicated:

Signature	Title	Date

David G. Mertens*	Trustee	January 25, 2022
David G. Mertens

Raymond B. Woolson*	Trustee	January 25, 2022
Raymond B. Woolson

Joe D. Redwine*	Trustee	January 25, 2022
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and	January 25, 2022
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	January 25, 2022
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		January 25, 2022
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney